Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total founding shares	13,985,939	13,985,939
Total	132,254,382	30,697,171
INX Token liability (in Dollars)	$ 282,642	$ 24,106
Triple-V [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total founding shares	9,435,939	9,435,939
A-Labs [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total founding shares	4,550,000	4,550,000
Private Placement [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total	10,386,148	1,481,481
Investors [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total	1,837,999	1,068,000
Issued in the Offering [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total	93,409,410	10,256,128
Holders of convertible loans [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total	2,690,623	2,690,623
Employees and service providers [Member]
Inx Token Liability (Details) - Schedule of the number of INX Tokens that the Company has distributed [Line Items]
Total	9,944,263	1,215,000